                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2004
                                               ----------------


Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):     [   ]  is a restatement.
                                      [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Creedon Keller and Partners, Inc.
Address:  123 Second Street, Suite 120
          Sausalito, California  94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Goldstein
Title:   Chief Financial Officer
Phone:   415-332-0111

Signature, Place, and Date of Signing:

/s/ David Goldstein                    Sausalito, California       May 13, 2004
-------------------------------        ---------------------       ------------
       [Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                 -----------

Form 13F Information Table Entry Total:               60
                                                 -----------

Form 13F Information Table Value Total:           $2,423,412
                                                 -----------
                                                 (thousands)



List of Other Included Managers:

None

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Creedon Keller & Partners, Inc.
PORTFOLIO APPRAISAL

31-Mar-04

                                                                   MARKET     SHR/PRN                      INVESTMENT  OTHER
NAME OF ISSUER                  TYPE OF CLASS         CUSIP     VALUE(X1000)   AMOUNT  SHR/PRN  PUT / CALL DISCRETION  MANAGERS SOLE
--------------                  -------------         -----    -------------
ADC TELECOM FLOAT 2013          CONVERTIBLE BONDS     000886AB7       16,163  15000000
ADVANCED ENERGY 5% 2006         CONVERTIBLE BONDS     007973AC4       18,025  17500000
AES CORP                        CONVERTIBLE BONDS     00130HAN5        2,807   2850000
AGERE SYSTEMS 6.5 12/09         CONVERTIBLE BONDS     00845VAA8      105,224  74495000
AGILENT TECHNOLOGIES INC        CONVERTIBLE BONDS     00846UAB7       82,131  72442000
AMERISOURCE HEALTH 5% 2007      CONVERTIBLE BONDS     03071PAD4       23,503  20349000
ANNTAYLOR STORES CORP .55% 201  CONVERTIBLE BONDS     036115AC7       13,781  17500000
APOGENT TECHNOLOGIES 2.25% 202  CONVERTIBLE BONDS     03760AAE1       52,531  48083000
AVAYA 0% 2021                   CORPORATE BONDS       053499aa7       51,484  77275000
BEST BUY .684% 2021             CONVERTIBLE BONDS     086516AD3        7,350  10000000
BRINKER INTL 0% 2021            CONVERTIBLE BONDS     109641AC4       58,702  82100000
CENDANT CORP                    CONVERTIBLE BONDS     151313AN3       99,366  90026000
CENTURYTEL 4.75% 2032           CONVERTIBLE BONDS     156700AH9       21,711  19850000
CEPHALON                        CONVERTIBLE BONDS     156708AE9       23,076  23250000
CHARLES RIVER LABS 3.5% 2022 R  CONVERTIBLE BONDS     159863AL3       30,600  25500000
CHESAPEAKE ENERGY 6% PFD REG    CONVERTIBLE PREFERRED 165167701        3,031     40825
CNF 5% 6/12                     CONVERTIBLE PREFERRED 12612V205       24,786    488400
COMPUTER ASSOCIATES 5% REGISTE  CONVERTIBLE BONDS     204912AR0       95,816  76500000
DUKE ENERGY 1.75% 2007          CONVERTIBLE BONDS     264399EJ1       79,758  73850000
ECHOSTAR COMMUNICATIONS NEW     CONVERTIBLE BONDS     278762AE9       19,022  18290000
ECHOSTAR COMMUNICATIONS NEW     CONVERTIBLE BONDS     278762AG4       90,223  86753000
EGL INC.                        CONVERTIBLE BONDS     268484AB8        8,747   7500000
FAIRFAX FINANCIAL 5% 2023 REG   CONVERTIBLE BONDS     303901AL6       10,450  10000000
Ford 6.5% 2032 preferred        CONVERTIBLE PREFERRED 345395206        6,638    125000
Ford 6.5% 2032 Preferred        CONVERTIBLE PREFERRED 345395206       91,863   1730000
FOUR SEASONS HOTEL 0% 2029      CONVERTIBLE BONDS     35100EAD6       32,628  98500000
GENERAL MOTORS 6.25% PFD        PREFERRED STOCK       370442717       10,714    350000
GENZYME 3% 2021                 CONVERTIBLE BONDS     372917AK0        5,038   5000000
GPS 5.75- 05                    CONVERTIBLE BONDS     364760AJ7      169,024  1.17E+08
IMCLONE SYS INC                 CONVERTIBLE BONDS     45245WAD1       15,525  15000000
INCO 3.5% 2052 REGISTERED       CONVERTIBLE BONDS     453258AR6       43,246  29000000
INTL GAME TECH 0% 2033          CONVERTIBLE BONDS     459902AL6       15,132  15500000
ISIS PHARMACEUTICALS 5.5% 2009  CONVERTIBLE BONDS     464337AC8       15,000  16000000
L-3 Comm 4% 9/15/11             CONVERTIBLE BONDS     502424AD6       63,938  55000000
LEVEL 3 COMMUNICTIONS COM       COMMON STOCK          52729n100          620    155000
Liberty Media 3.25% 3/15/31     CONVERTIBLE BONDS     530715AR2       11,490  12000000
LIBERTY MEDIA CORP              CONVERTIBLE BONDS     530715AN1        5,278   5800000
LNR PROPERTY 5.5% 2023 REG      CONVERTIBLE BONDS     501940AF7       14,025  10000000
LUCENT TECHNOLOGIES 8% 2031     CONVERTIBLE BONDS     549463AK3       89,438  75000000
MANPOWER 0% 2021                CONVERTIBLE BONDS     56418HAC4       37,893  55827000
MICRON TECH 2.5% 2010 REG       CONVERTIBLE BONDS     595112AG8       52,291  33900000



NATIONAL AUSTRALIA BK CAP UTS   COMMON STOCK          632525309      131,655   3350000
NAVISTAR FNCL 4.75% 2009        CONVERTIBLE BONDS     638902AM8       28,629  26725000
NETWORKS ASSOCS INC             CONVERTIBLE BONDS     64123LAB7       46,365  40940000
NORTEL NETWORKS CORP NEW        CONVERTIBLE BONDS     656568AB8       35,831  35000000
OHIO CAS CORP                   CONVERTIBLE BONDS     677240AC7        3,248   3000000
OMNICARE 4% PFD                 CONVERTIBLE PREFERRED 68214L201       66,879   1023000
PACIFICARE HEALTH SYSTEMS 3% 2  CONVERTIBLE BONDS     695112AG7        4,050   2000000
PENNEY JC INC                   CONVERTIBLE BONDS     708160BV7      108,057  84834000
PERFORMANCE FOOD GROUP 5.5% 20  CONVERTIBLE BONDS     713755AA4       25,650  22500000
PMI GROUP 2.5% 2021             CONVERTIBLE BONDS     69344MAE1       73,449  67000000
QUEST DIAGNOSTICS 1.75% 2021 R  CONVERTIBLE BONDS     74834LAF7       10,700  10000000
RADIAN GROUP 2.25% 2022         CONVERTIBLE BONDS     750236AF8       20,742  20335000
RGA PREFERRED 5.75%             PREFERRED STOCK       759351307       42,209    709400
SCHOOL SPECIALTY 6% 2008 REG    CONVERTIBLE BONDS     807863AC9       21,321  18500000
TRAVELERS PPTY CAS CP NT CV JR  COMMON STOCK          89420g307          907     37100
TYCO 2.75 2018 REG              CONVERTIBLE BONDS     902118BF4       41,284  30300000
TYCO INTERNATIONAL 3.125% 2023  CONVERTIBLE BONDS     902118BG2       83,876  57400000
US CELLULAR                     CONVERTIBLE BONDS     911684AA6       19,051  36461000
WEBMD 3.25% 2007                CONVERTIBLE BONDS     94769MAC9       41,445  36000000


                                                                   2,423,412